SHAREHOLDERS' DEFICIT - Warrants (Details)	11 Months Ended
Dec. 31, 2021 D $ / shares
Class B ordinary shares
Class of Warrant or Right [Line Items]
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	20.00%
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	20 days
Period of time within which registration statement is expected to become effective	60 days
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 11.50
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition two	30 days
Public Warrants expiration term	5 years
Share price trigger used to measure dilution of warrant	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Trading period after business combination used to measure dilution of warrant | D	20
Warrant exercise price adjustment multiple	115
Warrant redemption price adjustment multiple	180
Restrictions on transfer period of time after business combination completion	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | D	30
Redemption period	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 18.00
Threshold trading days for redemption of public warrants	365 days
Redemption period	10 days
Share price trigger used to measure dilution of warrant	$ 0.50
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	100